Schedule of Income Tax Provision (Details) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Current
Deferred	(146,496)
Current
Deferred
Total	(146,496)
Change in valuation allowance	146,496
Income tax provision (benefit)